Condensed Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash on Deposit with Subsidiary Bank	$ 4,315.3	$ 2,818.0	$ 2,491.8	$ 2,648.2
Securities	30,999.7	20,830.9
Buildings and Equipment	494.5	504.5
Other Assets	4,068.5	4,339.9
Total Assets	100,223.7	83,843.9	82,141.5
LIABILITIES
Long-Term Debt	2,133.3	2,729.3
Floating Rate Capital Debt	276.9	276.9
Other Liabilities	2,946.4	2,921.8
Total Liabilities	93,106.4	77,013.6
STOCKHOLDERS' EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	977.5	920.0
Retained Earnings	6,302.3	5,972.1
Accumulated Other Comprehensive Loss	(345.6)	(305.3)
Treasury Stock	(225.5)	(165.1)
Total Stockholders' Equity	7,117.3	6,830.3	6,312.1
Total Liabilities and Stockholders' Equity	100,223.7	83,843.9
Parent Company
ASSETS
Cash on Deposit with Subsidiary Bank	6.5	6.8	6.5	22.5
Time Deposits with Subsidiary Banks	1,269.2	1,561.2
Securities	97.1	118.2
Buildings and Equipment	3.4	3.4
Other Assets	373.3	339.5
Total Assets	9,832.7	9,295.4
LIABILITIES
Long-Term Debt	2,126.7	1,896.1
Floating Rate Capital Debt	276.9	276.9
Other Liabilities	311.8	292.1
Total Liabilities	2,715.4	2,465.1
STOCKHOLDERS' EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	977.5	920.0
Retained Earnings	6,302.3	5,972.1
Accumulated Other Comprehensive Loss	(345.6)	(305.3)
Treasury Stock	(225.5)	(165.1)
Total Stockholders' Equity	7,117.3	6,830.3
Total Liabilities and Stockholders' Equity	9,832.7	9,295.4
Parent Company | Banks Industry
ASSETS
Advances to Wholly-Owned Subsidiaries	1,035.0	285.0
Investments in Wholly-Owned Subsidiaries	6,890.6	6,855.1
Parent Company | Nonbank Subsidiaries
ASSETS
Advances to Wholly-Owned Subsidiaries	5.0	5.0
Investments in Wholly-Owned Subsidiaries	$ 152.6	$ 121.2